Annual Fund Operating Expenses - Calamos High Income Opportunities Fund - Calamos High Income Opportunities Fund	Aug. 11, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 01, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.90%	[1]
Expenses (as a percentage of Assets)	1.75%	[1]
Fee Waiver or Reimbursement	(0.75%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.00%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	1.00%	[1]
Other Expenses (as a percentage of Assets):	0.90%	[1]
Expenses (as a percentage of Assets)	2.50%	[1]
Fee Waiver or Reimbursement	(0.75%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.75%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.90%	[1]
Expenses (as a percentage of Assets)	1.50%	[1]
Fee Waiver or Reimbursement	(0.75%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.75%	[1]

[1]	The table has been restated to reflect assets as of January 31, 2026.
[2]	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2027 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extra- ordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.00%, 1.75%, and 0.75% of average net assets, respectively. Calamos Advisors LLC ("Calamos Advisors") may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expenses limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.